Equity - Private placement 2020 (Details) - 2020 Private Investment - Kreditanstalt, GSK and other investors € in Thousands	1 Months Ended
Jul. 31, 2020 EUR (€) shares
Disclosure of classes of share capital [line items]
Capital Investment | shares	55,688,534
Aggregate investment | €	€ 559,280